Capital leases (Details Textual) - USD ($) $ in Millions		1 Months Ended
	Apr. 02, 2013	Mar. 28, 2013
Capital Leased Assets [Line Items]
Repayments of Senior Debt, Total	$ 17.9
Lease Expiration Date		Dec. 31, 2018